UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON, D.c. 20549

			     FORM 13F
			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2001
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Robert Wood Johnson Foundation
Address:	P.O. Box 2316
		Princeton Forrestal Center
		Princeton, NJ  08543-2316
13F File Number:  28-839

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report of Behalf of Reporting Manager:

Name:		J. Warren Wood,III
Title:		Vice President, General Counsel and Secretary
Phone:		609-627-5907
Signature, Place, and Date of Signing:
   J. Warren Wood, III    Plainsboro, New Jersey   February 11, 2002
Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:	16
Form 13F Information Table Value Total:	5,467,395.00
List of Other Included Managers:
 No.  13F File Number  Name
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
	FORM 13F INFORMATION TABLE

							   VALUE	  SHARES/	SH/	PUT/	INVSTMT	  OTHER		      VOTING AUTHORITY
	NAME OF ISSUER	  TITLE OF CLASS	CUSIP	   (X$1000)  	  PRN AMT	PRN	CALL	DSCRETN	  MANAGERS	SOLE       SHARED  NONE

	JOHNSON & JOHNSON Common		478160104   5,461,869.00  92,992,408	SH		Sole			92,992,408    0      0
	AMDOCS LTD        Common		G02602103       1,181.00      34,760	SH		Sole			34,760    0      0
	AVANEX CORP       Common		05348W109          89.00      15,000	SH		Sole			15,000    0	     0
	CISCO SYSTEMS INC Common		17275R102         218.00      12,048	SH		Sole			12,048    0      0
	DDI Corp/CA       Common		233162106         224.00      22,728	SH		Sole			22,728    0      0
	E-LOAN INC        Common		26861P107          37.00      20,000	SH		Sole			20,000    0      0
	ESPERION THERAPEUTICS INC Common	29664R106         441.00      60,000	SH		Sole			60,000    0      0
	GENAISSANCE PHARMACEUTICALS INC Common	36867w105          67.00      14,515	SH		Sole			14,515    0      0
	INTEGRATED CIRCUIT SYSTEMS, INC Common	45811k208         196.00       8,662	SH		Sole			8,662    0      0
	MATTEL INC        Common		557081102         516.00      30,000	SH		Sole			30,000    0      0
	MOTOROLA          Common		620076109         409.00      27,246	SH		Sole			27,246    0      0
	PIXELWORKS INC	  Common		7258M107          321.00      20,000	SH		Sole			20,000    0      0
	POZEN INC	        Common		73941U102          21.00       4,000	SH		Sole			4,000    0      0
	SABA SOFTWARE INC Common	 	784932105         838.00     160,608	SH		Sole			160,608    0      0
	SELECT MEDICAL CORP Common		816196109         565.00      35,108	SH		Sole			35,108    0      0
	VITESSE           Common		928497106         404.00      32,491	SH		Sole			32,491    0      0
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